Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others	¥ 807.1	¥ 853.2	¥ 799.8
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net	39.7	33.7	6.3
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(96.7)	(255.9)	(209.9)
Gains on reversal of reserves for possible losses on loans, and others	7.4	20.8	4.9
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others	84.6	(45.8)	10.1
Net extraordinary gains (losses)	(10.6)	44.0	115.9
Others	(52.5)	(46.1)	(74.9)
Income before income tax expense under Japanese GAAP	779.0	603.9	652.2
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	(373.2)	(124.0)	(86.4)
Investments	(210.5)	(600.1)	523.5
Loans	(30.3)	(18.3)	(16.9)
Allowances for credit losses	(9.8)	51.5	83.3
Premises and equipment	(29.3)	(68.5)	(56.5)
Land revaluation	5.6	6.4	6.4
Business combinations	8.9	6.9	(1.0)
Pension liabilities	(71.6)	(94.4)	(153.2)
Consolidation of variable interest entities	0.8	42.3	104.6
Foreign currency translation	(5.2)	(51.0)	(31.5)
Others	4.8	2.8	4.3
Income (loss) before income tax expense (benefit) under U.S. GAAP	¥ 69.2	¥ (242.5)	¥ 1,028.8